Other current liabilities: (Tables)	12 Months Ended
Mar. 31, 2011
Accrued Liabilities And Other Current Liabilities Disclosure

Other current liabilities as of March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31,
	2010	2011	2011
Income taxes payable	8,479	8,117	97,619
Payable for property, plant and equipment	4,824	6,011	72,291
Other	4,400	4,767	57,330

	¥17,703	¥18,895	$227,240